EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
Schedule of share-based payments

	December 31,
	2020	2019
	U.S. dollars in thousands
Presented as part of current liabilities:
Short-term employee benefits	$354	$352

Presented as part of non-current liabilities:
Recognized liability for defined benefit plan, net	$271	$260

Schedule of movement in net liabilities defined benefit plans

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
Balance at beginning of year	$260	$159
Expense recognized in the statements of operations:
Current service costs and interest costs	30	22
Recognized gains (losses) including other:
Actuarial gains (losses) carried to other comprehensive income	(19)	94
Other movements:
Movement in benefits (benefits paid), net	4	(11)
Deposits made by the Group	(4)	(4)
Balance at end of year	$271	$260

Schedule of expenses recognized in statements of operations

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands
Current service costs	$4	$4
Interest costs, net	7	5
Transfer of profits to benefits	13	43
Total	$24	$52

Schedule of principal actuarial assumptions

	December 31,
	2020	2019	2018
	%	%	%
Discount rate at the end of the year	2.70	2.62	3.82
Future salary growth	3.00	3.00	3.00

Summary of defined contribution plan

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Amounts recognized as expenses in respect of defined contribution plan	$1,059	$822	$716